Loans Receivable (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses attributable to loans:
Individually evaluated for impairment	$ 82,345	$ 236,682
Collectively evaluated for impairment	3,027,430	2,539,175
Total	3,109,775	2,775,857	2,899,525	4,276,449
Loans:
Individually evaluated for impairment	1,429,388	1,085,318
Collectively evaluated for impairment	336,355,596	311,483,318
Total	337,784,984	312,568,636
Unpaid Principal Balance
Total	1,429,388	1,085,318	836,098
Recorded Investment
Total	1,429,388	1,085,318	836,098
Allowance for Loan Losses Allocated
With an allowance recorded	82,345	236,682	661,098
Average recorded investment
Total	1,582,243	1,570,584	2,292,517
Cash Basis Interest Income Recognized
Total	85,739	56,330	9
Commercial loans
Allowance for loan losses attributable to loans:
Individually evaluated for impairment	58,576	213,685
Collectively evaluated for impairment	811,885	619,922
Total	870,461	833,607	534,995	2,667,827
Loans:
Individually evaluated for impairment	925,596	884,680
Collectively evaluated for impairment	49,950,886	46,579,232
Total	50,876,482	47,463,912
Unpaid Principal Balance
With no related allowance recorded	0	0	0
With an allowance recorded	925,596	884,680	0
Recorded Investment
With no related allowance recorded	0	0	0
With an allowance recorded	925,596	884,680	0
Allowance for Loan Losses Allocated
With an allowance recorded	58,576	213,685	0
Average recorded investment
With no related allowance recorded	0	0	0
With an allowance recorded	1,057,292	960,820	1,074,271
Cash Basis Interest Income Recognized
With an allowance recorded	56,035	44,708	9
Commercial real estate
Allowance for loan losses attributable to loans:
Individually evaluated for impairment	23,769	22,997
Collectively evaluated for impairment	976,535	833,715
Total	1,000,304	856,712	1,309,811	575,780
Loans:
Individually evaluated for impairment	503,792	200,638
Collectively evaluated for impairment	89,747,232	83,905,877
Total	90,251,024	84,106,515
Unpaid Principal Balance
With no related allowance recorded	0	0	0
With an allowance recorded	503,792	200,638	836,098
Recorded Investment
With no related allowance recorded	0	0	0
With an allowance recorded	503,792	200,638	836,098
Allowance for Loan Losses Allocated
With an allowance recorded	23,769	22,997	661,098
Average recorded investment
With no related allowance recorded	0	0	0
With an allowance recorded	524,951	609,764	1,218,246
Cash Basis Interest Income Recognized
With an allowance recorded	29,704	11,622	0
Consumer loans
Allowance for loan losses attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	260,697	231,634
Total	260,697	231,634	326,123	337,339
Loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	28,831,129	29,678,184
Total	28,831,129	29,678,184
Home equity
Allowance for loan losses attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	300,113	281,614
Total	300,113	281,614	264,513	264,625
Loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	49,424,329	47,083,312
Total	49,424,329	47,083,312
Residential mortgages
Allowance for loan losses attributable to loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	678,200	572,290
Total	678,200	572,290	464,083	430,878
Loans:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	118,402,020	104,236,713
Total	$ 118,402,020	$ 104,236,713